                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-2264

Exact name of registrant as specified in charter:                      Lincoln National Income Fund, Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 Richelle S. Maestro, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               December 31

Date of reporting period:                                              March 31, 2005


ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)


LINCOLN NATIONAL INCOME FUND, INC.
----------------------------------

March 31, 2005

                                                                                                       PRINCIPAL       MARKET
                                                                                                       AMOUNT          VALUE (U.S.$)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.65%
Fannie Mae 9.00% 3/1/24                                                              USD                  46,677             50,184
Freddie Mac 5.00% 7/15/30                                                                                310,000            306,835
GNMA 4.486% 10/16/25                                                                                     290,000            285,736
                                                                                                                         ----------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $652,261)                                                            642,755
                                                                                                                         ----------

AGENCY MORTGAGE-BACKED SECURITIES- 0.71%
Fannie Mae S.F. 30 yr TBA
   5.00% 5/1/35                                                                                          490,000            477,750
   7.00% 4/1/35                                                                                          210,000            221,288
                                                                                                                         ----------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (COST $698,817)                                                                     699,038
                                                                                                                         ----------

ASSET BACKED SECURITIES- 1.76%
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       285,000            267,329
#GSAA Trust Series 2004-4N 144A 6.25% 5/25/34                                                            151,743            151,600
Mid-State Trust Series 11 A1 4.864% 7/15/38                                                              134,437            128,666
Mid-State Trust Series 2004-1 A 6.005% 8/15/37                                                           106,991            106,581
#Sharp Net Interest Margin 144A
   Series 2003-HE1N N 6.90% 11/25/33                                                                      53,429             53,480
   Series 2004-2N 7.00% 1/25/34                                                                          112,945            112,945
   Series 2004-IM1N N1 6.85% 3/25/34                                                                     115,250            115,250
#Sky Financial Medical Loan Securitization 2002-A A2 144A 6.705% 7/16/18                                 485,000            502,198
Structured Asset Securities 2001-SB1 A2 3.375% 8/25/31                                                   310,722            296,175
                                                                                                                         ----------
TOTAL ASSET BACKED SECURITIES (COST $1,732,624)                                                                           1,734,224
                                                                                                                         ----------

COLLATERALIZED BOND OBLIGATIONS- 0.68%
=@#Juniper CBO 1999-1A A1 144A 6.83% 4/15/11                                                             661,615            673,921
                                                                                                                         ----------
TOTAL COLLATERALIZED BOND OBLIGATIONS (COST $686,114)                                                                       673,921
                                                                                                                         ----------

COLLATERALIZED DEBT OBLIGATIONS - 0.30%
=@#Sankaty Market Value CDO Series 3 B1 144A 7.379% 4/30/09                                              290,000            298,607
                                                                                                                         ----------
TOTAL COLLATERALIZED DEBT OBLIGATION (COST $307,581)                                                                        298,607
                                                                                                                         ----------

COLLATERALIZED MORTGAGE OBLIGATIONS- 0.39%
MASTR Adjustable Rate Mortgage Trust 2004-10 2A2 5.037% 10/25/34                                         384,243            387,585
                                                                                                                         ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $388,686)                                                                   387,585
                                                                                                                         ----------

COMMERCIAL MORTGAGE-BACKED SECURITIES- 0.95%
Bank of America Commercial Mortgage Series 2005-1 A3 4.877% 11/10/42                                     260,000            261,308
#Global Signal Trust 2004-2A A 144A 4.232% 12/15/14                                                      320,000            312,008
J.P. Morgan Chase Commercial Mortgage Securities Series 2002-C2 A2 5.05% 12/12/34                        180,000            181,050
#Merrill Lynch Mortgage Trust 2002-MW1 J 144A 5.695% 7/12/34                                             195,000            186,151
                                                                                                                         ----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $919,350)                                                                 940,517
                                                                                                                         ----------

CORPORATE BONDS- 70.27%
Automobiles & Automotive Parts - 1.86%
Arvinmeritor 6.625% 6/15/07                                                                              225,000            227,250
oDaimlerchrysler 3.45% 9/10/07                                                                           210,000            210,397
Ford Motor 7.45% 7/16/31                                                                               1,300,000          1,179,139
General Motors 8.375% 7/15/33                                                                            250,000            214,451
                                                                                                                         ----------
                                                                                                                          1,831,237
                                                                                                                         ----------
Banking - 6.50%
#Banco Santander 144A
   o3.31% 12/9/09                                                                                        265,000            265,961
   5.375% 12/9/14                                                                                        430,000            427,054
Bank of America 4.375% 12/1/10                                                                           340,000            335,172
Deutsche Bank Financial 5.375% 3/2/15                                                                    355,000            362,199
Fifth Third Bank 4.75% 2/1/15                                                                            450,000            435,697
HSBC Bank USA 3.875% 9/15/09                                                                             430,000            416,694
#Mizuho Finance Group 144A 5.79% 4/15/14                                                                 430,000            436,480
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY               44,000,000            436,591
Popular North America 4.25% 4/1/08                                                  USD                  135,000            134,188

Popular North America Capital Trust 6.564% 9/15/34                                                       330,000            348,885
o#Rabobank Capital Funding II 144A 5.26% 12/29/49                                                        460,000            462,854
oRBS Capital Trust I 4.709% 12/29/49                                                                     370,000            357,900
o#Skandinaviska Enskilda 144A 8.125% 9/29/49                                                             285,000            300,049
#TuranAlem Finance 144A 7.875% 6/2/10                                                                    430,000            426,775
o#United Overseas Bank 144A 5.375% 9/3/19                                                                370,000            366,190
oWells Fargo 3.15% 9/28/07                                                                               545,000            545,961
Wilmington Trust 4.875% 4/15/13                                                                          365,000            354,841
                                                                                                                         ----------
                                                                                                                          6,413,491
                                                                                                                         ----------
Building & Materials - 0.65%
oCentex 2.993% 8/1/07                                                                                    200,000            200,304
#Lone Star Industries 144A 8.85% 6/15/05                                                                 380,000            382,693
York International 6.625% 8/15/06                                                                         60,000             61,899
                                                                                                                         ----------
                                                                                                                            644,896
                                                                                                                         ----------
Cable, Media & Publishing - 3.47%
Comcast 7.05% 3/15/33                                                                                    730,000            819,143
#Cox Communications 144A 4.625% 1/15/10                                                                  380,000            369,639
CSC Holdings
   8.125% 8/15/09                                                                                        220,000            233,200
   10.50% 5/15/16                                                                                        175,000            193,375
InterActiveCorp 7.00% 1/15/13                                                                            470,000            498,511
oLiberty Media 4.51% 9/17/06                                                                             380,000            385,141
Time Warner 8.18% 8/15/07                                                                                430,000            463,374
Time Warner Entertainment 8.375% 3/15/23                                                                 375,000            460,638
                                                                                                                         ----------
                                                                                                                          3,423,021
                                                                                                                         ----------
Chemicals - 1.02%
Lubrizol 4.625% 10/1/09                                                                                  545,000            537,407
Witco
   6.875% 2/1/26                                                                                         235,000            236,175
   7.75% 4/1/23                                                                                          225,000            232,875
                                                                                                                         ----------
                                                                                                                          1,006,457
                                                                                                                         ----------
Consumer Services - 1.15%
Allied Waste North America 9.25% 9/1/12                                                                  310,000            333,250
Corrections Corporation of America 7.50% 5/1/11                                                          345,000            351,038
#Erac USA Finance 144A 7.35% 6/15/08                                                                     415,000            448,344
                                                                                                                         ----------
                                                                                                                          1,132,632
                                                                                                                         ----------
Electronics & Electrical Equipment - 0.41%
Jabil Circuit 5.875% 7/15/10                                                                             390,000            403,155
                                                                                                                         ----------
                                                                                                                            403,155
                                                                                                                         ----------
Energy - 7.69%
Duke Capital 5.668% 8/15/14                                                                              460,000            463,428
EnCana 6.50% 8/15/34                                                                                     240,000            263,502
Enterprise Products Operating
   4.00% 10/15/07                                                                                        330,000            323,270
   4.625% 10/15/09                                                                                       275,000            268,634
Halliburton 5.50% 10/15/10                                                                               270,000            278,114
Kerr-McGee 7.875% 9/15/31                                                                                320,000            362,151
Naftogaz Ukrainy 8.125% 9/30/09                                                                          400,000            411,320
Nexen 5.875% 3/10/35                                                                                     295,000            283,129
Northern Border Pipeline 6.25% 5/1/07                                                                    335,000            347,066
Pemex Project Funding Master Trust 6.125% 8/15/08                                                        725,000            744,937
Petroleum Geo-Services 8.00% 11/5/06                                                                     455,000            465,806
SEACOR Holdings 7.20% 9/15/09                                                                            400,000            423,488
o#Secunda International 144A 10.66% 9/1/12                                                               360,000            362,700
Smith International 7.00% 9/15/07                                                                        655,000            688,957
Tesoro 8.00% 4/15/08                                                                                     360,000            378,000
Tyumen Oil 11.00% 11/6/07                                                                                380,000            425,448
Union Pacific Resources 7.15% 5/15/28                                                                    270,000            317,016
Valero Logistics Operations 6.05% 3/15/13                                                                475,000            495,725
Western Oil Sands 8.375% 5/1/12                                                                          245,000            280,160
                                                                                                                         ----------
                                                                                                                          7,582,851
                                                                                                                         ----------
Farming & Agriculture - 0.42%
Altria Group 7.65% 7/1/08                                                                                385,000            417,846
                                                                                                                         ----------
                                                                                                                            417,846
                                                                                                                         ----------
Finance - 9.15%
Amvescap PLC 4.50% 12/15/09                                                                              440,000            431,994
=@o#Ares Leveraged Investment Fund 144A 2.26% 10/31/05                                                   530,000            530,000
o#Bombardier Capital 144A 5.10% 5/30/05                                                                  510,000            509,615
#Canadian Oil Sands 144A 4.80% 8/10/09                                                                   165,000            164,026


Capital One Bank 5.75% 9/15/10                                                                           365,000            377,499
Citigroup 5.875% 2/22/33                                                                                 330,000            334,981
#Farmers Exchange Capital 144A 7.05% 7/15/28                                                             365,000            382,244
Ford Motor Credit
   5.625% 10/1/08                                                                                        315,000            302,100
   5.70% 1/15/10                                                                                         410,000            386,597
   7.00% 10/1/13                                                                                         320,000            310,475
General Motors Acceptance Corporation
   o3.61% 7/16/07                                                                                        590,000            556,207
   6.75% 12/1/14                                                                                         415,000            359,083
   7.75% 1/19/10                                                                                         310,000            298,045
Goldman Sachs Group
   6.125% 2/15/33                                                                                        540,000            555,435
   6.345% 2/15/34                                                                                        670,000            688,972
#Mantis Reef 144A 4.799% 11/3/09                                                                         385,000            379,058
MBNA 5.00% 6/15/15                                                                                       335,000            322,920
Merrill Lynch 5.00% 1/15/15                                                                              280,000            271,865
@#Merrill Lynch Series 1998 Pilgrim 2 144A 6.623% 9/23/09                                                337,966            340,669
Morgan Stanley
   o3.02% 11/24/06                                                                                       210,000            210,351
   4.75% 4/1/14                                                                                          425,000            405,377
   5.30% 3/1/13                                                                                          275,000            277,003
o#Premium Asset Trust Series 2005-2 144A 2.796% 2/2/07                                                   230,000            230,000
o#Twin Reefs Pass-Through Trust 144A 3.77% 12/31/49                                                      400,000            402,323
                                                                                                                         ----------
                                                                                                                          9,026,839
                                                                                                                         ----------
Food, Beverage & Tobacco - 2.49%
Great Atlantic & Pacific Tea 7.75% 4/15/07                                                               565,000            570,650
Kraft Foods
   4.125% 11/12/09                                                                                       395,000            384,964
   5.625% 11/1/11                                                                                        385,000            400,026
#Miller Brewing 144A
   4.25% 8/15/08                                                                                         440,000            436,006
   5.50% 8/15/13                                                                                         435,000            442,989
Pilgrim's Pride 9.625% 9/15/11                                                                           205,000            223,450
                                                                                                                         ----------
                                                                                                                          2,458,085
                                                                                                                         ----------
Healthcare & Pharmaceuticals - 3.06%
#Amgen 144A 4.00% 11/18/09                                                                               150,000            146,256
Caremark Rx 7.375% 10/1/06                                                                               605,000            629,955
HCA 5.50% 12/1/09                                                                                        300,000            298,137
Medco Health Solutions 7.25% 8/15/13                                                                     450,000            498,201
Merck
   4.75% 3/1/15                                                                                          250,000            241,528
   5.95% 12/1/28                                                                                         225,000            233,280
Schering-Plough 5.55% 12/1/13                                                                            225,000            230,243
#WellPoint 144A
   3.75% 12/14/07                                                                                        335,000            328,985
   4.25% 12/15/09                                                                                        170,000            166,135
Wyeth 5.50% 2/1/14                                                                                       235,000            239,336
                                                                                                                         ----------
                                                                                                                          3,012,056
                                                                                                                         ----------
Insurance - 6.37%
#Aspen Insurance 144A 6.00% 8/15/14                                                                      310,000            315,693
#Berkshire Hathaway Finance 144A
   o2.66% 1/11/08                                                                                        350,000            350,402
   4.125% 1/15/10                                                                                        545,000            532,282
#Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                          260,000            264,080
   8.625% 5/1/24                                                                                         435,000            527,536
#Liberty Mutual 144A
   5.75% 3/15/14                                                                                         420,000            413,508
   7.00% 3/15/34                                                                                         355,000            366,433
Marsh & McLennan
   o2.77% 7/13/07                                                                                        475,000            473,062
   5.375% 3/15/07                                                                                        450,000            457,289
   5.875% 8/1/33                                                                                         630,000            575,848
o#Nationwide Mutual 144A 5.81% 12/15/24                                                                1,000,000            992,835
#Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                          305,000            368,041
o#Oil Insurance 144A 5.15% 8/15/33                                                                       645,000            647,800
                                                                                                                         ----------
                                                                                                                          6,284,809
                                                                                                                         ----------
Leisure, Lodging & Entertainment - 0.56%
Boyd Gaming 9.25% 8/1/09                                                                                 140,000            148,925

Hilton Hotels 7.625% 5/15/08                                                                             370,000            400,016
                                                                                                                         ----------
                                                                                                                            548,941
                                                                                                                         ----------
Metals & Mining - 1.10%
Ispat Inland 9.75% 4/1/14                                                                                395,000            464,126
Newmont Gold 8.91% 1/5/09                                                                                194,382            206,215
Placer Dome 6.45% 10/15/35                                                                               385,000            414,740
                                                                                                                         ----------
                                                                                                                          1,085,081
                                                                                                                         ----------
Packaging & Containers - 0.78%
#Sealed Air 144A
   5.375% 4/15/08                                                                                        430,000            437,540
   5.625% 7/15/13                                                                                        330,000            334,324
                                                                                                                         ----------
                                                                                                                            771,864
                                                                                                                         ----------
Paper & Forest Products - 1.26%
Abitibi-Consolidated 6.95% 12/15/06                                                                      785,000            792,850
Norske Skog 8.625% 6/15/11                                                                               205,000            213,200
Temple-Inland 5.003% 5/17/07                                                                             235,000            236,753
                                                                                                                         ----------
                                                                                                                          1,242,803
                                                                                                                         ----------
Real Estate - 0.60%
Developers Diversified Realty 4.625% 8/1/10                                                              610,000            595,699
                                                                                                                         ----------
                                                                                                                            595,699
                                                                                                                         ----------
Retail - 1.85%
CVS 4.00% 9/15/09                                                                                        340,000            332,076
Limited 6.95% 3/1/33                                                                                     415,000            428,254
Michaels Stores 9.25% 7/1/09                                                                             270,000            286,538
Office Depot 6.25% 8/15/13                                                                               240,000            251,506
Wendy's International
   6.25% 11/15/11                                                                                        430,000            460,288
   6.35% 12/15/05                                                                                         60,000             60,925
                                                                                                                         ----------
                                                                                                                          1,819,587
                                                                                                                         ----------
Telecommunications - 8.89%
AT&T Wireless Services 8.75% 3/1/31                                                                      705,000            932,909
BellSouth
   4.20% 9/15/09                                                                                         445,000            435,269
   4.75% 11/15/12                                                                                        420,000            410,775
Citizens Communications
   7.625% 8/15/08                                                                                        200,000            211,000
   9.25% 5/15/11                                                                                         235,000            258,500
France Telecom 8.75% 3/1/31                                                                              380,000            501,639
GTE Hawaiian Telephone 7.375% 9/1/06                                                                     380,000            390,788
#Hanarotelecom 144A 7.00% 2/1/12                                                                         300,000            290,880
Intelsat 6.50% 11/1/13                                                                                   265,000            213,988
#Intelsat Bermuda 144A
   o7.805% 1/15/12                                                                                       335,000            341,700
   8.25% 1/15/13                                                                                         220,000            223,300
MCI
   6.908% 5/1/07                                                                                         435,000            443,700
   7.688% 5/1/09                                                                                         165,000            172,013
Motorola 7.625% 11/15/10                                                                                 505,000            568,101
#Qwest 144A 7.875% 9/1/11                                                                                440,000            455,400
SBC Communications
   4.125% 9/15/09                                                                                        545,000            530,610
   6.15% 9/15/34                                                                                         480,000            482,521
Sprint Capital
   4.78% 8/17/06                                                                                         250,000            251,620
   6.375% 5/1/09                                                                                         400,000            422,868
   8.75% 3/15/32                                                                                         775,000          1,008,493
#Telecom Italia Capital 144A 4.00% 1/15/10                                                               235,000            224,905
                                                                                                                         ----------
                                                                                                                          8,770,979
                                                                                                                         ----------
Textiles, Apparel & Furniture - 0.45%
#Jones Apparel 144A
   4.25% 11/15/09                                                                                        220,000            210,866
   6.125% 11/15/34                                                                                       245,000            229,175
                                                                                                                         ----------
                                                                                                                            440,041
                                                                                                                         ----------
Transportation & Shipping - 1.25%
American Airlines 6.817% 5/23/11                                                                         345,000            320,689
Continental Airlines 6.503% 6/15/11                                                                      490,000            470,615
CSX 3.05% 8/3/06                                                                                         110,000            110,234
++United Airlines 8.70% 10/7/08                                                                          674,207            331,622
                                                                                                                         ----------
                                                                                                                          1,233,160
                                                                                                                         ----------

Utilities - 9.29%
Atmos Energy
   o3.035% 10/15/07                                                                                      490,000            490,886
   4.00% 10/15/09                                                                                        360,000            346,967
Avista 9.75% 6/1/08                                                                                      300,000            343,264
oAvista Capital Trust II 6.50% 4/1/34                                                                    170,000            172,769
BVPS II Funding 8.33% 12/1/07                                                                            734,000            795,802
Dominion Resources
   6.30% 3/15/33                                                                                         455,000            472,045
   7.195% 9/15/14                                                                                        260,000            295,380
Pacific Gas & Electric 6.05% 3/1/34                                                                    1,100,000          1,133,395
Pacificorp 7.00% 7/15/09                                                                                 500,000            544,028
#Power Contract Financing 144A
   5.20% 2/1/06                                                                                          288,312            290,674
   6.256% 2/1/10                                                                                         345,000            353,873
PSEG Energy Holdings 7.75% 4/16/07                                                                       200,000            206,500
oSCANA 3.109% 3/1/08                                                                                     210,000            210,224
oSempra Energy 3.318% 5/21/08                                                                            245,000            245,810
Southern California Edison
   o3.075% 12/13/07                                                                                      220,000            219,899
   6.00% 1/15/34                                                                                         625,000            651,212
TECO Energy 7.20% 5/1/11                                                                                 285,000            301,744
TNP Enterprises 10.25% 4/1/10                                                                            320,000            338,400
#TXU 144A
   4.80% 11/15/09                                                                                        560,000            543,063
   5.55% 11/15/14                                                                                        870,000            826,970
TXU Energy 7.00% 3/15/13                                                                                 345,000            378,141
                                                                                                                         ----------
                                                                                                                          9,161,046
                                                                                                                         ----------
TOTAL CORPORATE BONDS (COST $69,288,835)                                                                                 69,306,576
                                                                                                                         ----------

MUNICIPAL BONDS- 4.04%
American Eagle Northwest 4.97% 12/15/18                                                                  130,000            126,936
California State 5.00% 2/1/33                                                                            410,000            417,101
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     335,000            348,032
Colorado Department of Transportation Revenue 5.00% 12/15/13 (FGIC)                                      410,000            445,141
Fulton County, Georgia Water & Sewer Revenue 5.25% 1/1/35 (FGIC)                                         185,000            195,823
Golden State, California Tobacco Securitization Corporation Settlement Revenue 5.625% 6/1/38             310,000            331,517
Illinois State Taxable Pension 5.10% 6/1/33                                                              300,000            288,789
New York State Sales Tax Asset Receivables 5.25% 10/15/27 (AMBAC)                                        345,000            372,238
New York State Urban Development Corporate 5.25% 3/15/34 (FGIC)                                          235,000            248,971
Oregon State Taxable Pension 5.892% 6/1/27                                                               345,000            370,761
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33             560,000            587,562
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                                   115,000            116,125
   6.07% 7/1/26                                                                                          135,000            140,924
                                                                                                                         ----------
TOTAL MUNICIPAL BONDS (COST $3,887,429)                                                                                   3,989,920
                                                                                                                         ----------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS- 0.67%
oWashington Mutual Series 2005-AR 3 A1 4.661% 3/25/35                                                    667,294            662,455
                                                                                                                         ----------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (COST $670,145)                                                        662,455
                                                                                                                         ----------
[Open Diamond]SENIOR SECURED LOANS- 2.41%
@Centerpoint Energy Bank Loan 12.75% 11/12/05                                                          1,000,000          1,070,000
@Qwest Communications Bank Loan Tranch A 6.50% 6/30/07                                                 1,250,000          1,304,688
                                                                                                                         ----------
TOTAL SENIOR SECURED LOANS (COST $2,295,000)                                                                              2,374,688
                                                                                                                         ----------

SOVEREIGN DEBT- 7.20%
Canada - 0.40%
Canada Housing Trust 3.75% 3/15/10                                                  CAD                  476,000            390,179
                                                                                                                         ----------
                                                                                                                            390,179
                                                                                                                         ----------
El Salvador - 0.25%
Republic of El Salvador 8.25% 4/10/32                                               EUR                  240,000            245,048
                                                                                                                         ----------
                                                                                                                            245,048
                                                                                                                         ----------
Germany - 1.38%
Deutsche Bundesrepublik
   3.75% 1/4/15                                                                     EUR                  195,000            255,449
   5.00% 7/4/11                                                                     EUR                  772,000          1,101,067
                                                                                                                         ----------
                                                                                                                          1,356,516
                                                                                                                         ----------
Italy - 0.86%
Italy Buoni Poliennali Del Tesoro 4.25% 2/1/15                                      EUR                  628,000            849,608
                                                                                                                         ----------
                                                                                                                            849,608
                                                                                                                         ----------

Mexico - 0.66%
United Mexican States 6.75% 9/27/34                                                 USD                  665,000            650,703
                                                                                                                         ----------
                                                                                                                            650,703
                                                                                                                         ----------
Norway - 0.91%
Norwegian Government 5.00% 5/15/15                                                  NOK                5,299,000            900,521
                                                                                                                         ----------
                                                                                                                            900,521
                                                                                                                         ----------
Peru - 0.24%
Republic of Peru 8.75% 11/21/33                                                     USD                  230,000            240,350
                                                                                                                         ----------
                                                                                                                            240,350
                                                                                                                         ----------
Poland - 0.13%
Poland Government 6.00% 5/24/09                                                     PLZ                  408,000            131,492
                                                                                                                         ----------
                                                                                                                            131,492
                                                                                                                         ----------
Russia - 1.02%
[Solid Diamond]@#Russian Paris Club Participation Note 144A 1.925% 8/20/20          JPY               57,668,626            474,203
Siberian Oil 10.75% 1/15/09                                                         USD                  475,000            529,625
                                                                                                                         ----------
                                                                                                                          1,003,828
                                                                                                                         ----------

United Kingdom - 0.96%
U.K. Treasury
   8.00% 9/27/13                                                                    GBP                  203,000            471,463
   8.00% 6/7/21                                                                     GBP                  184,000            477,662
                                                                                                                         ----------
                                                                                                                            949,125
                                                                                                                         ----------
Venezuela - 0.39%
Venezuela Government International 9.375% 1/13/34                                                        385,000            382,113
                                                                                                                         ----------
                                                                                                                            382,113
                                                                                                                         ----------
TOTAL SOVEREIGN DEBT (COST $7,170,866)                                                                                    7,099,483
                                                                                                                         ==========
                                                                                                     NUMBER OF
                                                                                                     SHARES
LIMITED PARTNERSHIP- 0.01%
=@KBSI Partnership                                                                  USD                        1              9,721
                                                                                                                         ----------
TOTAL LIMITED PARTNERSHIP (COST $0)                                                                                           9,721
                                                                                                                         ----------

PREFERRED STOCK- 0.19%
Nexen 7.35%                                                                                                7,065            183,407
                                                                                                                         ----------
TOTAL PREFERRED STOCK (COST $176,625)                                                                                       183,407
                                                                                                                         ----------
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
=@PRIVATE PLACEMENT SECURITIES - DEBT- 3.18%
#Anglo Irish Bank Series A 144A 9.10% 9/30/06                                       USD                1,000,000          1,060,454
Continental Auto Receivables Series A 12.00% 4/30/05                                                     500,000             40,000
Dairy Farmers of America Preferred Capital Trust 7.38% 10/2/12                                           500,000            544,075
#Deloitte & Touche Series B 144A 7.41% 10/1/11                                                           636,627            672,590
#New Boston Garden 144A 8.45% 9/22/15                                                                    750,617            818,172
Zelenka Evergreen 13.75% 5/4/07                                                                          582,184                  0
                                                                                                                         ----------
TOTAL PRIVATE PLACEMENT SECURITIES - DEBT (COST $3,891,803)                                                               3,135,291
                                                                                                                         ==========
                                                                                                     NUMBER OF
                                                                                                     SHARES
=@PRIVATE PLACEMENT SECURITIES - EQUITY- 0.00%
CIC Acquisition (Conso International)                                                                        368                  0
+CIC Acquisition (Conso International) Warrants for Preferred Stock,
   exercise price $0.01, expiration date 3/1/10                                                              347                  0
+CIC Acquisition (Conso International) Warrants for Preferred Stock
   (Clawback Provision), exercise price $0.01 expiration date 3/1/10                                         437                  0
+Continental Auto Receivables, exercise price $100, expiration date 7/21/06                                9,506                  0
+Franklin Nursery Investors                                                                              120,746                  0
+Franklin Nursery Warrants                                                                                    21                  0
+WPM Holdings, exercise price $0.02, expiration date 3/31/10                                                 201                  0
TOTAL PRIVATE PLACEMENT SECURITIES - EQUITY (COST $260,567)                                                                       0
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
U.S. TREASURY OBLIGATIONS- 4.26%
~U.S. Treasury Bond 5.375% 2/15/31                                                  USD                1,905,000          2,076,823
U.S. Treasury Notes
   3.00% 12/31/06                                                                                         40,000             39,505
   3.50% 2/15/10                                                                                         310,000            300,979
   4.00% 3/15/10                                                                                         235,000            233,238
   4.00% 2/15/15                                                                                       1,610,000          1,547,361
                                                                                                                         ----------
TOTAL U.S. TREASURY OBLIGATIONS (COST $4,177,750)                                                                         4,197,906
                                                                                                                         ==========


                                                                                                     NUMBER OF
                                                                                                     SHARES
WARRANTS- 0.00%
+#Solutia144A, exercise price $7.59, expiration date 7/15/09                         USD                     975                  0
TOTAL WARRANTS (COST $82,941)                                                                                                     0
                                                                                                     PRINCIPAL
                                                                                                     AMOUNT
COMMERCIAL PAPER- 1.01%
=/Steamboat Funding 2.85% 4/1/05                                                                       1,000,000          1,000,000
                                                                                                                        -----------
TOTAL COMMERCIAL PAPER (COST $1,000,000)                                                                                  1,000,000
                                                                                                                        -----------

TOTAL MARKET VALUE OF SECURITIES - 98.68%
   (cost $98,287,394)                                                                                                    97,336,094
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 1.32%                                                       1,304,799
                                                                                                                        -----------
NET ASSETS APPLICABLE TO 7,476,103 SHARES OUTSTANDING - 100.00%                                                         $98,640,893
                                                                                                                        ===========

|_|Principal amount shown is stated in the currency in which each foreign bond is denominated.

CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Kroner
PLZ - Polish Zloty
USD - U.S. Dollar

#Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."
oVariable rate notes. The interest rate shown is the rate as of March 31, 2005. ++Non-income producing security. Security is currently in default.
+Non-income producing security for the period ended March 31, 2005.
[Open Diamond] Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered
Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
~Fully or partially pledged as collateral for financial futures contracts. [Solid Diamond] Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
=/The interest rate shown is the effective yield as of the time of purchase.
=Security is being fair valued in accordance with the Fund's fair valuation policy. See Note 1 in "Notes." At March 31, 2005, 17 securities were fair valued which represented 4.71% of the Fund's net assets.
@Illiquid security. See Note 6 in "Notes." At March 31, 2005, twenty-one securities were deemed illiquid which represented 7.95% of the Fund's net assets.

SUMMARY OF ABBREVIATIONS
AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
S.F. - Single Family
TBA - To Be Announced
yr - Year

The following forward foreign currency exchange contracts and futures contracts were outstanding at March 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                                            Unrealized
                                                                                                           Appreciation
Contracts to Deliver                                 In Exchange For            Settlement Date           (Depreciation)
--------------------                                 ---------------            ----------------           -------------
   (254,220) British Pounds                          US $(477,585)              5/27/05                     $ (1,383)
   (248,600) British Pounds                          US $(466,642)              5/27/05                       (1,738)
   (658,000) European Monetary Units                 US $(884,155)              5/27/05                       29,956
 (5,933,600) Norwegian Kroner                        US $(974,639)              5/27/05                       36,705
                                                                                                            --------
                                                                                                            $ 63,540
                                                                                                            --------

FUTURES CONTRACTS(2)

Contracts                                  Notional          Notional                           Unrealized
to Buy                                     Cost              Value            Expiration Date   Appreciation
------                                     ----------        ----------       ---------------   ------------
24 U.S. Treasury 10 year notes             $2,621,834        $2,622,375         6/05               $  541
 9 U.S. Treasury long bond notes              995,032         1,002,375         6/05                7,343
                                                                                                   $7,884

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

(1) See Note 4 in "Notes."
(2) See Note 5 in "Notes."

--------------------------------------------------------------------------------
NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Income Fund, Inc. (the "Fund").

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of March 31, 2005, the Fund held $4,647,540 in fair valued securities, representing 4.71% of net assets of the Fund.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions to common shareholders are declared and paid quarterly.

2.  RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:

                                                             Date of
                                                             Purchase          Share            Cost              Fair Value
LIMITED PARTNERSHIP
KBSI                                                         1/10/98                   1         $        -            $9,721
                                                                                                 ----------            ------
                                                                                                 $        -            $9,721
                                                                                                 ----------            ------
PRIVATE PLACEMENTS
                                                             Date of
                                                             Purchase          Par              Cost              Fair Value
PRIVATE PLACEMENT SECURITIES - DEBT
Anglo Irish Bank 9.10% 9/30/06                               9/30/04          $1,000,000         $1,000,000        $1,060,454
Continental Auto Receivables Series A 12.00% 4/30/05         7/29/99             500,000            482,829            40,000
Dairy Farmers of America Preferred Capital Trust
  7.38% 10/2/12                                              10/2/98             500,000            500,000           544,075
Deloitte & Touche LLP 7.41% 10/1/11                          9/25/96             636,627            636,627           672,590
New Boston Garden Corporation 8.45% 9/22/15                  9/22/95             750,617            750,617           818,172
Zelenka Evergreen 13.75% 5/4/07                               5/4/00             582,184            521,730                 -
                                                                                                 ----------        ----------
Total Private Placement -Debt                                                                    $3,891,804        $3,135,291
                                                                                                 ----------        ----------

                                                              Date of
                                                              Purchase          Shares           Cost              Fair Value
PRIVATE PLACEMENT SECURITIES - EQUITY
CIC Acquisition (Conso International)                         3/6/00                 368         $        -        $        -
CIC Acquisition (Conso International) Warrants                3/6/00                 437             39,204                 -
CIC Acquisition (Conso International) Warrants                3/6/00                 347                  -                 -
Continental Auto Receivables                                 7/29/99               9,506             60,000                 -
Franklin Nursery Warrants                                     3/1/00                  21             40,617                 -
Franklin Nursery - Interests                                  3/1/00             120,746            120,746                 -
WPM Holdings                                                10/30/98                 210                  -                 -
                                                                                                 ----------        ----------
Total Private Placement - Equity                                                                 $  260,567        $        0
                                                                                                 ----------        ----------

3. INVESTMENTS
At March 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2005, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments                  $98,483,300
Aggregate unrealized appreciation                1,949,727
Aggregate unrealized depreciation               (3,096,823)
                                               -----------
Net unrealized depreciation                    $(1,147,096)
                                               -----------


4. FOREIGN EXCHANGE CONTRACTS - The Fund may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk and to manage the Fund's portfolio duration. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

5.  FUTURES CONTRACTS
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates and to manage the Fund's portfolio duration. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

6.  CREDIT AND MARKET RISK
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions. The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At March 31, 2005, 144A securities represented approximately 24.01% of total net assets. 144A securities comprising 7.95% of total net assets have been determined to be illiquid securities under the Fund's Liquidity Procedures. Illiquid securities, if any, have been denoted in the Schedule of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION
                                  -------------

I, Patrick P. Coyne, certify that:

1.       I have reviewed this report on Form N-Q of Lincoln National Income
         Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


PATRICK P. COYNE
-----------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
-----------------------

                                  CERTIFICATION
                                  -------------

I, Michael P. Bishof, certify that:

1.       I have reviewed this report on Form N-Q of Lincoln National Income
         Fund, Inc.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


MICHAEL P. BISHOF
------------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 25, 2005
------------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


LINCOLN NATIONAL INCOME FUND, INC.

PATRICK P. COYNE
------------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
------------------------
By:    Patrick P. Coyne
Title: President
Date:  May 26, 2005
------------------------


MICHAEL P. BISHOF
------------------------
By:    Michael P. Bishof
Title: Chief Financial Officer
Date:  May 25, 2005
------------------------